Loss per share (Details) - Schedule of loss per share (Parentheticals) - SFr / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Loss Per Share Abstract
Basic and diluted loss per shares	SFr (1.31)	SFr (1.36)	SFr (2.28)